Intangible assets - Rollforward of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 14,360
Ending balance	13,536	$ 14,575
Impairment of intangible assets	743	0
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,964	14,844
Additions	20	1,055
Exchange differences	3	(7)
Ending balance	15,987	15,892
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,604)	(1,262)
Exchange differences	1	2
Amortisation, intangible assets other than goodwill	(103)	(57)
Ending balance	(2,451)	(1,317)
Impairment of intangible assets	(743)
Licenses
Disclosure of detailed information about intangible assets [line items]
Ending balance	11,642	12,611
Impairment of intangible assets	743
Licenses | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	13,680	12,985
Additions	0	695
Exchange differences	0	0
Ending balance	13,680	13,680
Licenses | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,295)	(1,069)
Exchange differences	0	0
Amortisation, intangible assets other than goodwill	0	0
Ending balance	(2,038)	(1,069)
Impairment of intangible assets	(743)
Internal development costs
Disclosure of detailed information about intangible assets [line items]
Ending balance	0	894
Internal development costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	631
Additions	0	263
Exchange differences	0	0
Ending balance	0	894
Internal development costs | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Exchange differences	0
Amortisation, intangible assets other than goodwill	0	0
Ending balance	0	0
Impairment of intangible assets	0
Internal development costs
Disclosure of detailed information about intangible assets [line items]
Ending balance	916	0
Internal development costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	954	0
Additions	0	0
Exchange differences	0	0
Ending balance	954	0
Internal development costs | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Exchange differences		0
Amortisation, intangible assets other than goodwill	(38)	0
Ending balance	(38)	0
Impairment of intangible assets	0
Licenses
Disclosure of detailed information about intangible assets [line items]
Ending balance	889	965
Licenses | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,052	1,052
Additions	0	0
Exchange differences	0	0
Ending balance	1,052	1,052
Licenses | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(125)	(50)
Exchange differences	0	0
Amortisation, intangible assets other than goodwill	(38)	(37)
Ending balance	(163)	(87)
Impairment of intangible assets	0
Software
Disclosure of detailed information about intangible assets [line items]
Ending balance	89	105
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	278	176
Additions	20	97
Exchange differences	3	(7)
Ending balance	301	266
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(184)	(143)
Exchange differences	1	2
Amortisation, intangible assets other than goodwill	(27)	(20)
Ending balance	(212)	$ (161)
Impairment of intangible assets	$ 0